Financial Liabilities - Senior Debt (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) tranche	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($) tranche	Oct. 05, 2021 item	Nov. 19, 2019 EUR (€)	Nov. 19, 2019 USD ($)
Financial Liabilities
Number of bonds issued | item					2
Details by maturity:
Redemption and repayment	€ 1,351,367	€ 1,207,253	€ 495,327
Senior Debt Tranche B Maturing 2027
Financial Liabilities
Debt term	8 years
Number of tranches | tranche	2			2
US Dollars | Senior Debt Tranche B Maturing 2027
Financial Liabilities
Principal amount	€ 2,088,578			$ 2,307,874			$ 2,500,000
Adjustment to interest rate basis (as a percent)	2.00%			2.00%
Interest rate basis	SOFR
Details by maturity:
Principal amount	€ 2,088,578			$ 2,307,874			$ 2,500,000
US Dollars | Senior Debt Tranche B Maturing 2027 | 2024
Financial Liabilities
Principal amount	21,756			24,058
Details by maturity:
Principal amount	21,756			24,058
US Dollars | Senior Debt Tranche B Maturing 2027 | 1-2 years
Financial Liabilities
Principal amount	21,756			24,058
Details by maturity:
Principal amount	21,756			24,058
US Dollars | Senior Debt Tranche B Maturing 2027 | 2026
Financial Liabilities
Principal amount	21,756			24,058
Details by maturity:
Principal amount	21,756			24,058
US Dollars | Senior Debt Tranche B Maturing 2027 | 2027
Financial Liabilities
Principal amount	2,023,310			2,235,700
Details by maturity:
Principal amount	2,023,310			$ 2,235,700
Euros | Senior Debt Tranche B Maturing 2027
Financial Liabilities
Principal amount	€ 1,255,286					€ 1,360,000
Adjustment to interest rate basis (as a percent)	2.25%			2.25%
Interest rate basis	Euribor
Details by maturity:
Principal amount	€ 1,255,286					€ 1,360,000
Euros | Senior Debt Tranche B Maturing 2027 | 2024
Financial Liabilities
Principal amount	13,076
Details by maturity:
Principal amount	13,076
Euros | Senior Debt Tranche B Maturing 2027 | 1-2 years
Financial Liabilities
Principal amount	13,076
Details by maturity:
Principal amount	13,076
Euros | Senior Debt Tranche B Maturing 2027 | 2026
Financial Liabilities
Principal amount	13,076
Details by maturity:
Principal amount	13,076
Euros | Senior Debt Tranche B Maturing 2027 | 2027
Financial Liabilities
Principal amount	1,216,058
Details by maturity:
Principal amount	€ 1,216,058